Restatement of Previously Issued Financial Statements (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (3,695,678)	$ (456,351)	$ (4,935,261)	$ (1,629,777)	$ (5,160,960)	$ (2,640,590)
Stock-based compensation related to stock options			3,114,190	538,368	3,486,856	1,445,744
Other adjustments to reconcile net loss to net cash flows used by operating activities:					305,767
Changes in operating assets and liabilities					(5,873)
Net cash flows used by operating activities			(1,687,178)	(985,759)	(1,374,210)	(596,917)
Net cash flows used by investing activities			(6,398)	(1,984)	(3,434)	(8,207)
Net cash flows provided by financing activities			605,720	1,404,100	2,471,600	562,720
Net increase in cash			$ (1,087,856)	$ 416,357	1,093,956	$ (42,404)
As Previously Reported [Member]
Net loss					(6,772,260)
Stock-based compensation related to stock options					5,098,156
Other adjustments to reconcile net loss to net cash flows used by operating activities:					305,767
Changes in operating assets and liabilities					(5,873)
Net cash flows used by operating activities					(1,374,210)
Net cash flows used by investing activities					(3,434)
Net cash flows provided by financing activities					2,471,600
Net increase in cash					1,093,956
Restatement Adjustment [Member]
Net loss					1,611,300
Stock-based compensation related to stock options					$ (1,611,300)
Other adjustments to reconcile net loss to net cash flows used by operating activities:
Changes in operating assets and liabilities
Net cash flows used by operating activities
Net cash flows used by investing activities
Net cash flows provided by financing activities
Net increase in cash